Note 17 - Commitments (Details Textual) $ in Thousands							1 Months Ended				6 Months Ended		12 Months Ended
	Oct. 31, 2025 USD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 BRL (R$)	Dec. 07, 2022 USD ($)	Dec. 14, 2012 USD ($)	Nov. 15, 2011	Dec. 31, 2023 CAD ($) oz	Dec. 31, 2023 USD ($) oz	Dec. 31, 2023 BRL (R$) oz	Sep. 30, 2018 BRL (R$)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 BRL (R$)	Nov. 30, 2024 CAD ($)
Statement Line Items [Line Items]
Low-value assets													$ 5
Short-term leases assets													113
Non-lease components of operating leases													$ 340
Surface rights lease payment agreement on October 15, 2025 [member]
Statement Line Items [Line Items]
Option Agreement, Final Payment	$ 100,000
Boa Vista Gold Inc. [member]
Statement Line Items [Line Items]
Payments to counterparty | R$										R$ 3,620,000
Boa Vista Gold Inc. [member] | Mineral rights agreement [member]
Statement Line Items [Line Items]
Payments to counterparty		$ 52	R$ 210,000				$ 61		R$ 220,000		$ 820	R$ 3,000,000
Final payment, extension, rate											7.00%	7.00%
Bonus payment								$ 1,500,000
Bonus payment, mass (Ounce) | oz							3,000,000	3,000,000	3,000,000
Altoro [member]
Statement Line Items [Line Items]
Option agreement, option payment					$ 850,000
Altoro [member] | National Mining Agency [member]
Statement Line Items [Line Items]
Option agreement, option payment				$ 650,000
D'Gold [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture													84.05%
Net smelter return royalty, percentage						1.50%
D'Gold [member] | Additional payable if holdings drop below 10% [member]
Statement Line Items [Line Items]
Net smelter return royalty, percentage						1.50%